Leases - Future Payments Under Operating Lease Arrangements Under ASC Topic 840 (Details) $ in Millions	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 62.0
2020	57.7
2021	51.3
2022	40.7
2023	34.1
Thereafter	133.2
Total future minimum operating lease payments	$ 379.0